CONVERTIBLE SENIOR UNSECURED NOTES AND CAPPED CALL DERIVATIVE OPTIONS - Convertible Senior Unsecured Notes - Key assumptions (Details)	Dec. 31, 2025 $ / shares $ / shares	Aug. 31, 2025 $ / shares $ / shares
Debt traded price
CONVERTIBLE SENIOR UNSECURED NOTES AND CAPPED CALL DERIVATIVE OPTIONS
Key assumption, measurement inputs for embedded derivative liabilities	130.642	107.5625
Volatility for shares
CONVERTIBLE SENIOR UNSECURED NOTES AND CAPPED CALL DERIVATIVE OPTIONS
Key assumption, measurement inputs for embedded derivative liabilities	76.6	61.9
Share price
CONVERTIBLE SENIOR UNSECURED NOTES AND CAPPED CALL DERIVATIVE OPTIONS
Key assumption, measurement inputs for embedded derivative liabilities	2.63	2.03
Credit spread
CONVERTIBLE SENIOR UNSECURED NOTES AND CAPPED CALL DERIVATIVE OPTIONS
Key assumption, measurement inputs for embedded derivative liabilities	10.485	9.633